Subsequent Events (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

16. SUBSEQUENT EVENTS
Distributions—Distributions paid to stockholders and OP unit holders of record subsequent to June 30, 2019, were as follows (in thousands, except distribution rate):

Month	Date of Record	Distribution Rate	Date Distribution Paid	Gross Amount of Distribution Paid	Distribution Reinvested through the DRIP	Net Cash Distribution
June	6/15/2019	$0.05583344	7/1/2019	$18,101	$5,571	$12,530
July	7/15/2019	$0.05583344	8/1/2019	18,118	5,412	12,706

In August 2019, our Board authorized distributions for September, October, and November 2019 to the stockholders of record at the close of business on September 16, 2019, October 15, 2019, and November 15, 2019, respectively, equal to a monthly amount of $0.05583344 per share of common stock. The distributions for August 2019 were previously authorized by our Board and are expected to be paid on September 3, 2019. OP unit holders will receive distributions at the same rate as common stockholders. We pay distributions to stockholders and OP unit holders based on monthly record dates. We expect to pay these distributions on the first business day after the end of each month.
Property Sales—Subsequent to June 30, 2019, we sold the following real estate property, which was classified as held for sale as of June 30, 2019 (dollars in thousands):

Property Name	Location	Anchor Tenant	Square Footage	Disposition Date	Sale Price
Winery Square	Fairfield, CA	Food Maxx	118,370	7/19/2019	$14,250

20. SUBSEQUENT EVENTS
Distributions—Distributions paid to stockholders and OP unit holders of record subsequent to December 31, 2018, were as follows (in thousands):

Month	Date of Record	Monthly Distribution Rate	Date Distribution Paid	Gross Amount of Distribution Paid	Distribution Reinvested through the DRIP	Net Cash Distribution
December	12/17/2018	$0.05583344	1/2/2019	$18,055	$5,951	$12,104
January	1/15/2019	$0.05583344	2/1/2019	18,077	5,899	12,178
February	2/15/2019	$0.05583344	3/1/2019	18,018	5,868	12,150

In March 2019 our Board authorized distributions for March, April, and May 2019 to the stockholders of record at the close of business on March 15, 2019, April 15, 2019, and May 15, 2019, respectively, equal to a monthly amount of $0.05583344 per share of common stock. OP unit holders will receive distributions at the same rate as common stockholders. We pay distributions to stockholders and OP unit holders based on monthly record dates. We expect to pay these distributions on the first business day after the end of each month.
Dispositions—Subsequent to December 31, 2018, we sold the following real estate assets, which were classified as held for sale as of December 31, 2018 (dollars in thousands):

Property Name	Location	Anchor Tenant	Square Footage	Disposition Date	Sale Price	(Loss) Gain
Eastland Station	Evansville, IN	Gabe’s	150,772	1/19/2019	$9,300	$(97)
Lovejoy Village Station	Jonesboro, GA	Kroger	84,711	2/14/2019	9,125	1,189

Amendment to PELP Transaction Contribution Agreement—On March 12, 2019, the Company entered into an amendment (the “Amendment”) to the terms of the earn-out provisions set forth in the Contribution Agreement, dated as of May 18, 2017, between the Company, the Operating Partnership and the contributors listed therein (the “Contribution Agreement”), originally entered into in connection with the PELP transaction. The earn-out provisions provided, in relevant part, that the contributors would have the right to receive a minimum of 3 million and a maximum of 5 million OP Units as contingent consideration if a “liquidity event” (as defined in the Contribution Agreement) was successfully achieved by the Company by December 31, 2019, with reduced amounts payable if a liquidity event was achieved in 2020 or 2021. Pursuant to the terms of the amendment, the initial earn-out term has been extended by two years through December 31, 2021 and the threshold for the maximum payout of 5 million units has been raised to $11.20 per share from $10.20 per share.

Performance LTIP Units—On March 12, 2019, the Compensation Committee of the Company’s Board of Directors (the “Committee”) approved a new form of award agreement under the Company’s Amended and Restated 2010 Long-Term Incentive Plan for performance-based long term incentive units (“Performance LTIP Units”) and made one-time grants of Performance LTIP Units to each of Jeffrey S. Edison, the Company’s Chief Executive Officer and President, and Devin Murphy, the Company’s Chief Financial Officer and Treasurer. Mr. Edison’s award is for a maximum grant of approximately 1.4 million units based on performance conditions over a 7 year period. Mr. Murphy’s award is for a maximum grant of approximately 0.7 million units based on performance conditions over a 5 year period.